Goodwill and Other Intangible Assets	12 Months Ended
Apr. 24, 2016
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

5. Goodwill and Other Intangible Assets

We have recorded goodwill, net of impairment, related to our continuing operations of $79,776 at April 24, 2016 and April 26, 2015, respectively. Goodwill includes accumulated impairment losses of $164,301.

Other intangible assets consist of the following:

	April 24, 2016				April 26, 2015
				Net				Net
	Historical	Accumulated	Accumulated	Carrying	Historical	Accumulated	Accumulated	Carrying
	Cost	Amortization	Impairment	Amount	Cost	Amortization	Impairment	Amount

Indefinite-lived assets
Gaming licenses	$23,343	$—	$—	$23,343	$23,343	$—	$—	$23,343
Trademarks	7,149	—	—	7,149	7,149	—	—	7,149

Intangible assets - subject to amortization
Gaming licenses	12,500	(347)	(12,153)	—	12,500	(347)	(12,153)	—
Customer relationships	6,700	(4,955)	—	1,745	6,700	(4,118)	—	2,582
Customer lists	15,393	(15,393)	—	—	15,393	(15,393)	—	—
Tradename	544	(544)	—	—	544	(544)	—	—

Total	$65,629	$(21,239)	$(12,153)	$32,237	$65,629	$(20,402)	$(12,153)	$33,074

Our indefinite-lived intangible assets consist primarily of gaming licenses and trademarks for which it is reasonably assured that we will continue to renew indefinitely. Our other finite-lived intangible assets consist of customer relationships amortized over 8 years, customer lists amortized over 2 to 4 years, and a trade name amortized over 1.5 years. The weighted average remaining life of our customer relationships is approximately 2.1 years.

We recorded amortization expense of $838, $838 and $1,185, for our intangible assets subject to amortization related to our continuing operations for the fiscal years ended 2016, 2015, and 2014, respectively.

Future amortization expense of our amortizable intangible assets is as follows:

2017	838
2018	838
2019	69
Thereafter	—

Total	$1,745